Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary of original issue price and liquidation value of convertible preferred stock
The original issue price and the liquidation value, as of September 30, 2020 and December 31, 2019, of each class of Preferred Stock is as follows:

	As of September 30, 2020			As of December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference
Series A	2,228,361	1,660,839	$43.30	2,228,361	1,660,839	$43.30
Series A-1	163,306	163,306	15.31	163,306	163,306	15.31
Series A-2	1,322,780	1,322,780	15.12	1,322,780	1,322,780	15.12
Series A-3	223,548	223,548	17.89	223,548	223,548	17.89
Series A-4	49,827	49,827	20.07	49,827	49,827	20.07
Series A-5	137,715	124,068	20.15	137,715	124,068	20.15
Series A-6	247,420	247,420	30.31	247,420	247,420	30.31
Series A-7	1,459,656	1,459,656	34.64	1,459,656	1,459,656	34.64
Series A-8	385,777	385,777	36.81	385,777	385,777	36.81
Series A-9	748,674	748,674	38.97	748,674	748,674	38.97
Series A-10	252,801	252,801	41.14	252,801	252,801	41.14
Series A-11	317,404	317,404	5.27	317,404	317,404	5.27
Series X	1,472,905	1,251,971	135.79	—	—	—

The original issue price and the liquidation value, as of December 31, 2019, of each class of Preferred Stock is as follows:

	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference
Series A	2,228,361	1,660,839	$43.30
Series A-1	163,306	163,306	15.31
Series A-2	1,322,780	1,322,780	15.12
Series A-3	223,548	223,548	17.89
Series A-4	49,827	49,827	20.07
Series A-5	137,715	124,068	20.15
Series A-6	247,420	247,420	30.31
Series A-7	1,459,656	1,459,656	34.64
Series A-8	385,777	385,777	36.81
Series A-9	748,674	748,674	38.97
Series A-10	252,801	252,801	41.14
Series A-11	317,404	317,404	$5.27

	7,537,269	6,956,100

Summary of conversion prices of each series of preferred stock
The applicable conversion prices of each series of preferred stock as of September 30, 2020 and December 31, 2019 are as follows:

Effective Conversion Price
Series A	$43.30
Series A-1	15.31
Series A-2	15.12
Series A-3	17.89
Series A-4	20.07
Series A-5	20.15
Series A-6	30.31
Series A-7	34.64
Series A-8	36.81
Series A-9	38.97
Series A-10	41.14
Series A-11	24.30
Series X	135.79

The applicable conversion prices of each series of Preferred Stock as of December 31, 2019 are as follows:

Effective conversion price
Series A	$43.30
Series A-1	15.31
Series A-2	15.12
Series A-3	17.89
Series A-4	20.07
Series A-5	20.15
Series A-6	30.31
Series A-7	34.64
Series A-8	36.81
Series A-9	38.97
Series A-10	41.14
Series A-11	24.30

Summary of Benefitial conversion Feature And Commitment Date of Preferred Stock
The following table summarizes the calculation of the BCF as of the commitment dates of the preferred stock, which continues to be presented in additional paid in capital as of September 30, 2020 and December 31, 2019:

Commitment Date	Series	Type of Consideration received (cash or settlement of other instruments)	Effective Conversion Price	Fair value of the Common Stock	Number of Shares Issuable upon Conversion	BCF
6/24/2019	A	Cash	$43.30	$18.59	648,069	$—
6/24/2019	A	Settlement of SAFEs	43.30	18.59	75,165	—
6/24/2019	A-1	Settlement of SAFEs	15.31	18.59	163,306	536,000
6/24/2019	A-2	Settlement of SAFEs	15.12	18.59	1,322,780	4,590,000
6/24/2019	A-3	Settlement of SAFEs	17.89	18.59	223,548	156,000
6/24/2019	A-4	Settlement of SAFEs	20.07	18.59	49,827	—
6/24/2019	A-5	Settlement of SAFEs	20.15	18.59	124,068	—
6/24/2019	A-6	Settlement of SAFEs	30.31	18.59	247,420	—
6/24/2019	A-7	Settlement of SAFEs	34.64	18.59	1,459,656	—
6/24/2019	A-8	Settlement of SAFEs	36.81	18.59	385,777	—
6/24/2019	A-9	Settlement of SAFEs	38.97	18.59	748,674	—
6/24/2019	A-10	Settlement of SAFEs	41.14	18.59	252,801	—
6/24/2019	A-11	Settlement of Note	24.30	18.59	317,404	—
6/26/2019	A	Cash	43.30	18.59	692,778	—
7/15/2019	A	Cash	43.30	18.59	11,546	—
8/24/2020 to 9/22/2020	X	Cash	135.79	140.78	1,251,971	6,247,000

		Total				$11,529,000

The following table summarizes the calculation of the BCF as of the commitment dates of the Preferred Stock, which continues to be presented in additional paid in capital as of December 31, 2019:

Commitment Date	Series	Type of Consideration received (cash or settlement of other instruments)	Effective Conversion Price	Fair value of the Common Stock	Number of Shares Issuable upon Conversion	BCF
6/24/2019	A	Cash	$43.30	$18.59	648,069	$—
	A	Settlement of SAFEs	43.30	18.59	75,165	—
	A-1	Settlement of SAFEs	15.31	18.59	163,306	536,000
	A-2	Settlement of SAFEs	15.12	18.59	1,322,780	4,590,000
	A-3	Settlement of SAFEs	17.89	18.59	223,548	156,000
	A-4	Settlement of SAFEs	20.07	18.59	49,827	—
	A-5	Settlement of SAFEs	20.15	18.59	124,068	—
	A-6	Settlement of SAFEs	30.31	18.59	247,420	—
	A-7	Settlement of SAFEs	34.64	18.59	1,459,656	—
	A-8	Settlement of SAFEs	36.81	18.59	385,777	—
	A-9	Settlement of SAFEs	38.97	18.59	748,674	—
	A-10	Settlement of SAFEs	41.14	18.59	252,801	—
	A-11	Settlement of Note	24.30	18.59	317,404	—
6/26/2019	A	Cash	43.30	18.59	692,778	—
7/15/2019	A	Cash	43.30	18.59	11,546	—
7/22/2019	A	Cash	43.30	18.59	233,281	—

						$5,282,000